Related Party Transactions - Schedule of Related Parties and Their Relationships (Details)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Northstar Digital Holding Limited and its affiliates (“Northstar”) [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		Significant influence over the Company despite no equity interest			Related parties under common control
Northstar Digital Holding Limited and its affiliates (“Northstar”) [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				Related parties under common control
Northstar Digital Holding Limited and its affiliates (“Northstar”) [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				Significant influence over the Company despite no equity interest
Bitmain Technologies Limited (“Bitmain”) [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		No longer a related party			An entity controlled by the Company’s ultimate beneficiary owner (“UBO”)
Bitmain Technologies Limited (“Bitmain”) [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				An entity controlled by the Company’s ultimate beneficiary owner (“UBO”)
Bitmain Technologies Limited (“Bitmain”) [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				No longer a related party
Chanhua Pte. Ltd. (“Chanhua”) [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		No longer a related party			An entity controlled by the Company’s UBO
Chanhua Pte. Ltd. (“Chanhua”) [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				An entity controlled by the Company’s UBO
Chanhua Pte. Ltd. (“Chanhua”) [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				No longer a related party
Antpool Technologies Pte. Ltd. (“Antpool”) [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		No longer a related party			An entity controlled by the Company’s UBO
Antpool Technologies Pte. Ltd. (“Antpool”) [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				An entity controlled by the Company’s UBO
Antpool Technologies Pte. Ltd. (“Antpool”) [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				No longer a related party
Mr. Moore Jin Xin [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		CEO, director and shareholder of the Company			CEO, director and shareholder of the Company
Mr. Moore Jin Xin [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				CEO, director and shareholder of the Company
Mr. Moore Jin Xin [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships				CEO, director and shareholder of the Company
Cango Inc. and its affiliates (“Cango”) [Member]
Related Party Transaction [Line Items]
Related parties and their relationships		Related party due to significant influence*	[1]
Cango Inc. and its affiliates (“Cango”) [Member] | Relationship prior to the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships
Cango Inc. and its affiliates (“Cango”) [Member] | Relationship after the 2024 Reorganization [Member]
Related Party Transaction [Line Items]
Related parties and their relationships	[1]			Related party due to significant influence*

[1]	Cango Inc. and its affiliates (collectively, “Cango”) are considered related parties of the Company, notwithstanding that there is no equity interest held between the two entities (vice versa). Mr. Moore Jin Xin, the Company’s Chief Executive Officer and Director, serves as the Chairman of Cango in an executive capacity and is actively involved in its day-to-day decision-making. Accordingly, Mr. Moore Jin Xin is in a position to exercise significant influence over both entities, giving rise to a related party relationship between the Company and Cango.